Commitments and Contingencies - Schedule Showing the Future Minimum Lease Payments (Details)	May 31, 2021 USD ($)
Present Value of minimum lease payments	$ 1,527,286
Operating Lease Liabilities [Member]
2022	471,063
2023	450,377
2024	452,511
2025	405,795
2026	153,601
Total Operating Lease Obligations	1,945,347
Less: Amount representing interest	(418,061)
Present Value of minimum lease payments	$ 1,527,286